Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	550,000,000	550,000,000
Common stock, shares issued	94,651,912	85,166,604
Common stock, shares outstanding	88,574,486	84,327,208
Treasury stock, shares	6,077,426	839,396